UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund:   BlackRock Strategic Global Bond Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Global Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks — 0.0%		Shares	Value
United States — 0.0%
HealthSouth Corp.		122	$4,591

Asset-Backed Securities		Par (000)
United States
Navient Private Education Loan Trust 2016-A, Series 2016-AA, Class B, 3.50% (a)	USD	125	105,294
SLM Private Credit Student Loan Trust 2006-A, Series 2006-A, Class B, 0.93% (b)		72	57,228
Total Asset-Backed Securities - 0.1%			162,522

Corporate Bonds
Argentina — 0.1%
YPF SA, 8.50%, 3/23/21 (a)	ARS	129	129,161
Australia — 0.6%
Australia & New Zealand Banking Group Ltd., 1.38%, 9/04/18	EUR	100	117,627
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	USD	75	77,241
CNOOC Curtis Funding No. 1 Property Ltd., 4.50%, 10/03/23 (a)		220	233,180
National Australia Bank Ltd., 4.25%, 5/20/19	AUD	100	79,401
OeBB Infrastruktur AG, 3.38%, 5/18/32	EUR	30	45,467
Oesterreichische Kontrollbank AG, 1.50%, 10/21/20	USD	50	49,976
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25		90	87,712

			690,604
Belgium — 0.1%
Anheuser-Busch InBev SA:
2.00%, 12/16/19	EUR	50	60,596
2.00%, 3/17/28		30	35,570

			96,166

Corporate Bonds		Par (000)	Value
British Virgin Islands — 0.5%
Sinopec Group Overseas Development 2015 Ltd.:
2.50%, 4/28/20	USD	240	$241,000
3.25%, 4/28/25		200	198,477
State Grid Overseas Investment 2014 Ltd., 2.75%, 5/07/19		200	205,225

			644,702
Canada — 0.4%
Bank of Nova Scotia, 2.24%, 3/22/18	CAD	100	78,261
Barrick Gold Corp., 4.10%, 5/01/23	USD	16	15,582
Bell Canada, 3.00%, 10/03/22	CAD	50	39,767
Hydro One, Inc., 1.84%, 2/24/21		100	77,567
Royal Bank of Canada:
2.00%, 10/01/18	USD	100	101,233
3.04%, 7/17/24 (b)	CAD	100	77,339
Toronto-Dominion Bank, 3.23%, 7/24/24		100	81,963
TransCanada PipeLines Ltd., 3.30%, 7/17/25		100	77,414

			549,126
Cayman Islands — 1.0%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	USD	200	201,790
Azure Orbit II International Finance Ltd., 3.38%, 4/25/19		200	207,213
Baidu, Inc., 3.00%, 6/30/20		200	203,022
China Overseas Finance Cayman II Ltd., 5.50%, 11/10/20		100	110,668
Hutchison Whampoa Finance 14 Ltd., 1.38%, 10/31/21	EUR	100	115,558
Saudi Electricity Global Sukuk Co., 2.67%, 4/03/17	USD	200	201,100
Vale Overseas Ltd.:
4.38%, 1/11/22		75	63,844
6.88%, 11/21/36		50	39,485
XLIT Ltd., 2.30%, 12/15/18		50	50,162

			1,192,842
Chile — 0.4%
Banco Santander Chile, 1.00%, 7/31/17	CHF	50	52,207
Cencosud SA, 5.50%, 1/20/21 (a)	USD	150	159,998
Corp. Nacional del Cobre de Chile, 3.88%, 11/03/21 (a)		200	204,608
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24		50	51,709

			468,522

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds		Par (000)	Value
China — 0.5%
Agricultural Bank of China Ltd., 2.13%, 10/20/18	USD	200	$201,008
Bank of China Ltd., 2.13%, 6/30/18		200	201,343
Industrial & Commercial Bank of China Ltd., 2.00%, 5/27/18		200	200,590

			602,941
Colombia — 0.1%
Ecopetrol SA, 4.13%, 1/16/25		100	85,250
Finland — 0.1%
Pohjola Bank OYJ, 1.25%, 5/14/18	EUR	100	116,444
France — 1.4%
AXA SA, 7.13%, 12/15/20	GBP	50	85,240
BNP Paribas SA, 2.88%, 3/20/26 (b)	EUR	100	115,831
BNP Paribas SA, 7.63%, 12/29/49 (a)(b)(c)		200	201,100
BPCE SA, 1.38%, 5/22/19		100	117,675
Cie de Financement Foncier SA, 4.13%, 10/25/17		100	121,275
Credit Agricole SA, 1.75%, 3/12/18		100	117,490
Credit Mutuel - CIC Home Loan SFH, 1.38%, 4/22/20		100	120,308
Dexia Credit Local SA, 0.25%, 3/19/20		100	114,479
Electricite de France SA:
6.88%, 12/12/22	GBP	50	91,799
3.63%, 10/13/25 (a)	USD	60	61,210
Engie, 3.00%, 2/01/23	EUR	75	98,447
mFinance France SA, 2.38%, 4/01/19		25	28,582
Orange SA:
3.88%, 1/14/21		50	66,197
5.63%, 1/23/34	GBP	25	44,598
Renault SA, 3.13%, 3/05/21	EUR	50	63,027
RTE Reseau de Transport d’Electricite SA, 2.75%, 6/20/29		100	129,504
Total Capital International SA, 3.75%, 4/10/24	USD	50	52,609
Total Capital SA, 3.13%, 9/16/22	EUR	50	66,054

			1,695,425
Germany — 0.9%
Bayer AG, 1.88%, 1/25/21		50	60,984
Daimler AG, 0.50%, 9/09/19		50	57,370
FMS Wertmanagement AoeR, 0.13%, 4/16/20		100	115,202

Corporate Bonds		Par (000)	Value
Germany (continued)
KFW:
2.00%, 12/06/18	GBP	100	$148,024
2.75%, 4/16/20	AUD	100	76,881
2.13%, 1/17/23	USD	130	132,919
0.38%, 4/23/30	EUR	135	144,992
Landesbank Hessen-Thueringen Girozentrale, 1.00%, 6/26/18		100	116,683
Landwirtschaftliche Rentenbank:
1.50%, 12/23/19	GBP	50	73,295
0.25%, 11/24/22	EUR	50	57,760
1.88%, 4/17/23	USD	50	50,098

			1,034,208
Hong Kong — 0.1%
CITIC Ltd., 6.63%, 4/15/21		100	117,534
India — 0.2%
ICICI Bank Ltd., 5.75%, 11/16/20		100	112,779
ONGC Videsh Ltd., 2.75%, 7/15/21	EUR	100	115,044

			227,823
Indonesia — 0.2%
Pertamina Persero PT, 5.25%, 5/23/21	USD	200	209,352
Ireland — 0.2%
Bank of Ireland, 3.25%, 1/15/19	EUR	130	157,642
GE Capital European Funding, 5.38%, 1/23/20		70	94,935

			252,577
Italy — 0.3%
Eni SpA, 4.00%, 6/29/20		50	65,239
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)	USD	200	194,100
UniCredit SpA, 3.38%, 10/31/17	EUR	50	59,931

			319,270
Japan — 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.88%, 3/11/22	JPY	100	113,519
Jersey — 0.1%
Heathrow Funding Ltd., 6.25%, 9/10/18	GBP	50	78,487
Kazakhstan — 0.1%
KazMunayGas National Co. JSC, 9.13%, 7/02/18	USD	150	163,538
Luxembourg — 0.4%
European Financial Stability Facility:
1.13%, 11/30/17	EUR	160	186,451
1.38%, 6/07/21		100	122,722

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	2

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds		Par (000)	Value
Luxembourg (continued)
European Financial Stability Facility (continued):
0.20%, 4/28/25	EUR	50	$56,270
2.35%, 7/29/44		20	29,000
Glencore Finance Europe SA, 1.25%, 3/17/21		100	96,864

			491,307
Malaysia — 0.2%
Petronas Global Sukuk Ltd., 2.71%, 3/18/20	USD	200	201,041
Mexico — 0.7%
America Movil SAB de C.V.:
5.00%, 3/30/20		100	110,647
5.75%, 6/28/30	GBP	50	85,284
6.38%, 3/01/35	USD	50	59,832
Grupo Bimbo SAB de C.V., 4.50%, 1/25/22		100	106,004
Grupo Televisa SAB, 8.50%, 3/11/32		50	64,140
Petroleos Mexicanos:
6.38%, 2/04/21 (a)		100	106,650
1.88%, 4/21/22	EUR	100	98,878
4.88%, 1/18/24	USD	190	186,247

			817,682
Netherlands — 2.1%
ABN AMRO Bank NV, 2.88%, 6/30/25 (b)	EUR	100	116,067
Allianz Finance II BV, 4.75%, 7/22/19		100	131,399
Bank Nederlandse Gemeenten NV, 1.50%, 4/15/20		80	97,015
BAT Netherlands Finance BV, 4.88%, 2/24/21		75	103,141
Bharti Airtel International Netherlands BV, 3.38%, 5/20/21		100	121,779
BMW Finance NV, 3.25%, 1/14/19		50	61,920
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 4.55%, 8/30/29	GBP	50	83,751
Cooperatieve Rabobank UA, 1.38%, 2/03/27	EUR	30	34,653
Deutsche Bahn Finance BV, 3.50%, 6/10/20		70	91,176
Deutsche Telekom International Finance BV, 4.25%, 7/13/22		50	69,451
E.ON International Finance BV, 6.00%, 10/30/19	GBP	50	80,743
Embraer Netherlands Finance BV, 5.05%, 6/15/25	USD	50	43,938

Corporate Bonds		Par (000)	Value
Netherlands (continued)
Enel Finance International NV, 5.00%, 9/14/22	EUR	75	$108,687
Gas Natural Fenosa Finance BV, 3.38% (b)(c)		200	204,253
ING Bank NV, 2.00%, 8/28/20		100	123,912
Lukoil International Finance BV, 7.25%, 11/05/19	USD	100	109,024
LYB International Finance BV, 4.00%, 7/15/23		50	52,457
Majapahit Holding BV, 7.75%, 1/20/20		100	114,250
Nederlandse Waterschapsbank NV, 0.50%, 10/27/22	EUR	100	116,180
RWE Finance BV, 5.50%, 7/06/22	GBP	50	79,609
Shell International Finance BV:
4.38%, 5/14/18	EUR	50	62,190
1.88%, 9/15/25		155	189,304
Siemens Financieringsmaatschappij NV, 1.75%, 3/12/21		100	122,485
Volkswagen International Finance NV, 3.50% (b)(c)		50	44,378
Vonovia Finance BV, 2.13%, 7/09/22		50	60,571

			2,422,333
Norway — 0.2%
DNB Boligkreditt, 3.88%, 6/16/21		100	135,660
Statoil ASA, 1.95%, 11/08/18	USD	100	100,846

			236,506
Peru — 0.1%
Banco de Credito del Peru, 4.25%, 4/01/23		75	77,400
South Korea — 0.1%
Export-Import Bank of Korea, 1.75%, 2/27/18		200	200,195
Spain — 0.6%
Ayt Cedulas Cajas Global, Series 6, 4.00%, 3/24/21	EUR	100	133,632
Bankia SA, 1.13%, 8/05/22		100	117,763
BBVA Senior Finance SAU, 2.38%, 1/22/19		100	120,460
Iberdrola Finanzas SAU, 4.13%, 3/23/20		50	65,561
Programa Cedulas TDA Fondo de Titulizacion de Activos, Series A4, 4.13%, 4/10/21		100	133,916

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds		Par (000)	Value
Spain (continued)
Telefonica Emisiones SAU, 3.99%, 1/23/23	EUR	100	$136,309

			707,641
Sweden — 0.5%
Investor AB, 4.88%, 11/18/21		50	70,190
Nordea Hypotek AB, Series 5529, 2.00%, 6/20/18	SEK	1,000	128,740
Skandinaviska Enskilda Banken AB, 0.75%, 6/16/22	EUR	100	117,128
Stadshypotek AB, 1.63%, 10/30/20		100	121,776
Swedbank Hypotek AB, Series 187, 3.75%, 9/19/18	SEK	1,000	134,467

			572,301
Switzerland — 0.2%
Credit Suisse, New York, 5.40%, 1/14/20	USD	100	108,384
UBS AG, 5.75%, 4/25/18		100	108,213

			216,597
Thailand — 0.1%
Bangkok Bank PCL, 4.80%, 10/18/20		100	109,754
Turkey — 0.1%
Turkiye Garanti Bankasi, 3.38%, 7/08/19	EUR	100	115,187
United Kingdom — 1.6%
Abbey National Treasury Services PLC, 4.00%, 3/13/24	USD	50	53,193
Abu Dhabi National Energy Co. PJSC, 2.50%, 1/12/18 (a)		200	200,491
Aon PLC, 4.75%, 5/15/45		35	35,509
Aviva PLC, 5.90% (b)(c)	GBP	25	36,036
Barclays Bank PLC
4.00%, 10/07/19	EUR	50	64,797
4.38%, 1/12/26	USD	200	196,264
BP Capital Markets PLC, 2.99%, 2/18/19		100	122,758
FCE Bank PLC, 1.13%, 2/10/22	EUR	100	112,004
HSBC Holdings PLC, 0.63%, 12/03/20		100	114,396
Imperial Tobacco Finance PLC, 7.75%, 6/24/19	GBP	50	84,951
LCR Finance PLC, 4.50%, 12/07/28		20	36,336
Lloyds Bank PLC:
1.75%, 3/16/18	USD	200	199,765
0.63%, 4/20/20	EUR	100	113,993

Corporate Bonds		Par (000)	Value
United Kingdom (continued)
National Grid Electricity Transmission PLC, 6.50%, 7/27/28	GBP	50	$99,576
Nationwide Building Society, 0.38%, 7/30/20	EUR	100	114,861
Network Rail Infrastructure Finance PLC, 1.00%, 12/07/17	GBP	100	144,394
Prudential PLC, 6.13%, 12/19/31		25	40,162
Royal Bank of Scotland Group PLC, 1.88%, 3/31/17	USD	100	99,802
THFC Funding No 1 PLC, 5.13%, 12/21/37	GBP	25	43,370
Vodafone Group PLC, 2.50%, 9/26/22	USD	75	73,275

			1,985,933
United States — 8.0%
21st Century Fox America, Inc., 6.20%, 12/15/34		50	60,142
AbbVie, Inc., 4.70%, 5/14/45		50	53,169
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 3/15/24		50	43,631
Aetna, Inc., 3.50%, 11/15/24		50	51,008
Altria Group, Inc., 2.85%, 8/09/22		75	77,471
American International Group, Inc.:
3.75%, 7/10/25		100	99,881
3.90%, 4/01/26		143	143,446
American Tower Corp.:
3.30%, 2/15/21		37	37,634
4.40%, 2/15/26		8	8,459
Amgen, Inc., 5.15%, 11/15/41		50	55,177
Anadarko Petroleum Corp.:
4.85%, 3/15/21		30	30,318
3.45%, 7/15/24		50	44,526
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		70	71,931
3.30%, 2/01/23		85	88,368
3.65%, 2/01/26		85	89,387
4.70%, 2/01/36		35	37,825
4.00%, 1/17/43		50	49,202
4.90%, 2/01/46		49	54,761
Apache Corp.:
3.63%, 2/01/21		50	49,816
2.63%, 1/15/23		50	45,495
5.10%, 9/01/40		16	14,518
Apple, Inc.:
3.25%, 2/23/26		88	91,878
3.85%, 5/04/43		25	24,308
4.65%, 2/23/46		65	70,958
AT&T, Inc.:
1.45%, 6/01/22	EUR	100	116,595

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	4

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds		Par (000)	Value
United States (continued)
AT&T, Inc. (continued):
3.95%, 1/15/25	USD	75	$77,950
3.40%, 5/15/25		50	50,117
4.80%, 6/15/44		50	48,676
Bank of America Corp.:
2.00%, 1/11/18		100	100,412
1.88%, 1/10/19	EUR	100	118,472
4.00%, 4/01/24	USD	50	52,448
3.88%, 8/01/25		50	51,822
4.45%, 3/03/26		40	41,208
Series L, 3.95%, 4/21/25		50	49,748
Baxalta, Inc., 4.00%, 6/23/25 (a)		55	55,892
Becton Dickinson and Co., 3.25%, 11/12/20		50	52,184
Berkshire Hathaway Energy Co.:
2.75%, 3/15/23		35	35,695
3.50%, 2/01/25		100	105,560
3.13%, 3/15/26		30	30,760
Biogen, Inc., 4.05%, 9/15/25		50	53,434
Burlington Northern Santa Fe LLC, 3.40%, 9/01/24		35	37,269
CCO Safari II LLC, 4.91%, 7/23/25 (a)		125	131,852
Celgene Corp., 3.63%, 5/15/24		50	51,680
CF Industries, Inc.:
4.95%, 6/01/43		25	21,758
5.38%, 3/15/44		50	45,994
Citigroup, Inc.:
2.50%, 9/26/18		100	101,529
4.40%, 6/10/25		100	101,971
5.15%, 5/21/26	GBP	25	41,992
Comcast Corp.:
5.70%, 5/15/18	USD	75	81,985
2.75%, 3/01/23		83	85,770
3.15%, 3/01/26		55	57,264
4.60%, 8/15/45		50	55,471
Commonwealth Edison Co., 3.80%, 10/01/42		35	35,007
ConocoPhillips Co., 3.35%, 5/15/25		75	71,738
Consolidated Edison Co. of New York, Inc., Series 06-B, 6.20%, 6/15/36		25	31,698
Crown Castle International Corp., 5.25%, 1/15/23		30	32,363
CSX Corp., 3.70%, 11/01/23		50	53,388
CVS Health Corp., 3.88%, 7/20/25		100	107,912
Daimler Finance North America LLC, 2.38%, 8/01/18 (a)		150	152,417
Devon Energy Corp., 4.00%, 7/15/21		50	44,521

Corporate Bonds		Par (000)	Value
United States (continued)
Discovery Communications LLC, 4.90%, 3/11/26	USD	40	$41,241
Dominion Resources, Inc., 3.63%, 12/01/24		75	76,096
Duke Energy Carolinas LLC, 3.75%, 6/01/45		50	49,308
Eastman Chemical Co., 4.65%, 10/15/44		25	23,907
Eaton Corp.:
2.75%, 11/02/22		10	10,005
4.15%, 11/02/42		50	50,195
Energy Transfer Partners LP, 4.90%, 3/15/35		50	39,588
Enterprise Products Operating LLC, 3.70%, 2/15/26		75	73,562
Exxon Mobil Corp.:
2.73%, 3/01/23		35	35,596
3.04%, 3/01/26		25	25,587
4.11%, 3/01/46		11	11,663
FedEx Corp.:
4.00%, 1/15/24		50	54,145
4.55%, 4/01/46		22	22,610
Florida Power & Light Co., 3.25%, 6/01/24		100	105,848
Forest Laboratories, Inc., 5.00%, 12/15/21 (a)		100	111,642
General Electric Capital Corp.:
2.30%, 4/27/17		100	101,540
5.30%, 2/11/21		150	174,202
5.38%, 12/18/40	GBP	25	47,185
General Motors Financial Co., Inc., 3.50%, 7/10/19	USD	75	76,906
Gilead Sciences, Inc., 3.70%, 4/01/24		50	53,647
GlaxoSmithKline Capital PLC, 5.25%, 12/19/33	GBP	20	36,682
Goldman Sachs Group, Inc.:
2.60%, 4/23/20	USD	50	50,412
2.00%, 7/27/23	EUR	95	111,447
4.25%, 10/21/25	USD	50	50,839
6.45%, 5/01/36		25	28,987
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (a)		50	51,458
Home Depot, Inc., 5.88%, 12/16/36		50	65,061
Hyundai Capital America (a):
2.50%, 3/18/19		95	95,739
3.00%, 3/18/21		125	126,480
International Paper Co., 3.80%, 1/15/26		50	50,985
Jefferies Group LLC, 6.50%, 1/20/43		25	22,272

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds		Par (000)	Value
United States (continued)
Johnson & Johnson:
2.45%, 3/01/26	USD	37	$37,136
3.70%, 3/01/46		22	23,098
JPMorgan Chase & Co.:
3.88%, 9/23/20	EUR	50	65,410
3.63%, 5/13/24	USD	185	192,900
Kinder Morgan, Inc., 5.05%, 2/15/46		50	42,548
Lockheed Martin Corp., 3.60%, 3/01/35		50	48,630
Marsh & McLennan Cos., Inc., 3.30%, 3/14/23		10	10,198
McDonald’s Corp., 3.70%, 2/15/42		50	46,184
Medtronic, Inc., 2.75%, 4/01/23		100	102,632
Microsoft Corp., 5.20%, 6/01/39		50	60,364
Mondelez International, Inc., 4.00%, 2/01/24		50	53,682
Monsanto Co., 3.95%, 4/15/45		35	30,191
Morgan Stanley:
1.88%, 1/05/18		100	100,318
7.30%, 5/13/19		100	115,092
3.88%, 1/27/26		81	84,500
3.95%, 4/23/27		50	50,053
Nationwide Financial Services, Inc., 5.38%, 3/25/21 (a)		50	54,818
New York Life Global Funding, 1.95%, 2/11/20 (a)		50	50,006
Newell Rubbermaid, Inc.:
3.15%, 4/01/21		11	11,299
3.85%, 4/01/23		80	82,969
4.20%, 4/01/26		39	40,796
5.50%, 4/01/46		25	27,160
Norfolk Southern Corp., 4.80%, 8/15/43		25	26,928
Novartis Capital Corp., 3.40%, 5/06/24		50	53,638
Oracle Corp., 4.13%, 5/15/45		50	51,084
Pacific Gas & Electric Co., 3.75%, 2/15/24		50	53,173
Pemex Project Funding Master Trust, 6.63%, 6/15/35		150	144,000
Philip Morris International, Inc., 3.25%, 11/10/24		75	80,426
Plains All American Pipeline LP/ PAA Finance Corp., 4.65%, 10/15/25		50	46,226
Protective Life Corp., 8.45%, 10/15/39		25	33,601
QUALCOMM, Inc., 4.80%, 5/20/45		35	34,671
QVC, Inc., 4.85%, 4/01/24		50	49,704
Reynolds American, Inc., 5.85%, 8/15/45		25	30,529

Corporate Bonds		Par (000)	Value
United States (continued)
Roche Holdings, Inc., 6.50%, 3/04/21	EUR	50	$74,583
Southern California Edison Co., 4.65%, 10/01/43	USD	25	28,366
Southern Co., 2.75%, 6/15/20		75	76,041
Southern Copper Corp., 5.88%, 4/23/45		60	53,189
State Street Corp., 3.55%, 8/18/25		50	53,201
Stryker Corp.:
3.50%, 3/15/26		27	27,981
4.63%, 3/15/46		26	27,766
TIAA Asset Management Finance Co. LLC, 4.13%, 11/01/24 (a)		50	51,673
Time Warner Cable, Inc.:
8.25%, 4/01/19		50	58,209
4.50%, 9/15/42		50	44,385
Time Warner, Inc., 7.70%, 5/01/32		50	64,192
Total System Services, Inc.:
3.80%, 4/01/21		20	20,568
4.80%, 4/01/26		20	20,637
Toyota Motor Credit Corp., 1.70%, 2/19/19		125	126,167
Travelers Cos., Inc., 3.90%, 11/01/20		50	54,396
UBS Group AG, 3.00%, 4/15/21 (a)		250	250,459
Union Pacific Corp., 3.25%, 1/15/25		50	52,225
United Technologies Corp., 4.50%, 6/01/42		50	54,175
UnitedHealth Group, Inc., 3.75%, 7/15/25		100	107,748
Verizon Communications, Inc.:
4.15%, 3/15/24		125	135,908
4.40%, 11/01/34		50	50,547
4.52%, 9/15/48		50	50,085
Visa, Inc., 4.15%, 12/14/35		26	27,940
Wal-Mart Stores, Inc., 5.25%, 9/01/35		50	61,932
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24		50	51,450
WellPoint, Inc., 3.13%, 5/15/22		50	50,264
Wells Fargo & Co., 4.48%, 1/16/24		150	162,958

			9,423,705
Total Corporate Bonds - 22.3%			26,365,073

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	6

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Argentina — 1.4%
Argentina Bogar Bonds, 2.00%, 2/04/18 (b)	ARS	144	$11,901
Argentina Bonar Bonds:
28.86%, 3/28/17 (b)		7,767	528,823
26.59%, 10/09/17 (b)		2,999	215,619
9.00%, 11/29/18	USD	467	491,547
Argentine Republic Government International Bonds (b):
29.26%, 9/29/16	ARS	3,024	204,420
5.83%, 12/31/33		136	47,848
Ministerio de Economia y Finanzas Publicas MECON, 30.89%, 9/30/16 (b)		1,353	93,666

			1,593,824
Australia — 0.9%
Australia Government Bond:
5.50%, 1/21/18	AUD	240	195,628
3.25%, 10/21/18		100	79,218
5.75%, 7/15/22		190	175,722
4.75%, 4/21/27		220	204,166
3.75%, 4/21/37		30	25,313
New South Wales Treasury Corp., 4.00%, 4/20/23		100	84,129
Queensland Treasury Corp. (a):
4.25%, 7/21/23		50	42,157
4.75%, 7/21/25		100	87,995
Treasury Corp. of Victoria, 6.00%, 6/15/20		120	106,007
Western Australian Treasury Corp., 2.50%, 7/22/20		100	76,861

			1,077,196
Austria — 0.6%
Austria Government Bond (a):
1.15%, 10/19/18	EUR	130	153,770
3.90%, 7/15/20		120	161,168
1.75%, 10/20/23		160	204,986
4.85%, 3/15/26		40	65,305
4.15%, 3/15/37		40	72,056
3.15%, 6/20/44		20	33,472

			690,757
Belgium — 1.1%
Belgium Government Bond (a):
2.60%, 6/22/24		680	924,812
3.00%, 6/22/34		50	75,036
4.25%, 3/28/41		20	37,251
European Union:
0.25%, 7/04/20		80	92,878
2.75%, 9/21/21		70	92,147

Foreign Agency Obligations		Par (000)	Value
Belgium (continued)
European Union:
2.88%, 4/04/28	EUR	40	$57,433

			1,279,557
Brazil — 2.0%
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/19 (d)	BRL	4,000	779,710
Brazil Notas do Tesouro Nacional, 10.00%, 1/01/25		1,500	339,016
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/19		1,000	258,397
Brazilian Government International Bond:
2.63%, 1/05/23	USD	391	335,283
6.00%, 4/07/26		570	578,550
5.63%, 1/07/41		100	86,250

			2,377,206
Bulgaria — 0.1%
Bulgaria Government International Bond, 2.00%, 3/26/22	EUR	100	115,554
Canada — 2.7%
Canada Housing Trust No. 1 (a):
2.00%, 12/15/19	CAD	100	79,850
2.65%, 3/15/22		210	174,076
Canadian Government Bond:
1.25%, 3/01/18		440	343,337
0.75%, 9/01/20		1,180	913,354
5.75%, 6/01/33		170	205,529
5.00%, 6/01/37		50	58,423
4.00%, 6/01/41		110	117,552
Hydro-Quebec, 5.00%, 2/15/50		50	53,479
Province of Alberta Canada, 2.00%, 6/01/19		150	118,616
Province of British Columbia Canada, 2.80%, 6/18/48		50	37,097
Province of Manitoba Canada, 1.60%, 9/05/20		100	77,808
Province of New Brunswick Canada, 3.65%, 6/03/24		70	59,534
Province of Nova Scotia Canada, 6.60%, 12/01/31		30	33,339
Province of Ontario Canada:
1.88%, 5/21/20	USD	70	70,639
3.00%, 9/28/20	EUR	50	64,239
2.60%, 6/02/25	CAD	250	199,176
4.65%, 6/02/41		20	19,518
2.90%, 12/02/46		150	111,135
Province of Quebec Canada:
4.75%, 4/29/18		70	87,724
3.75%, 9/01/24		350	304,656
2.88%, 10/16/24	USD	50	52,067

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Canada (continued)
Province of Saskatchewan Canada, 2.75%, 12/02/46	CAD	20	$13,949

			3,195,097
Cayman Islands — 0.3%
IPIC GMTN Ltd.:
3.75%, 3/01/17 (a)	USD	200	203,873
5.88%, 3/14/21	EUR	100	139,108

			342,981
Chile — 0.1%
Chile Government International Bond, 3.13%, 1/21/26	USD	107	108,124
Colombia — 0.4%
Colombia Government International Bond, 5.63%, 2/26/44		200	199,000
Colombian TES:
10.00%, 7/24/24	COP	480,000	179,452
6.00%, 4/28/28		390,000	107,355

			485,807
Czech Republic — 0.5%
Czech Republic Government Bond:
4.60%, 8/18/18	CZK	1,000	46,662
1.50%, 10/29/19		2,500	110,889
5.70%, 5/25/24		2,800	169,744
2.50%, 8/25/28		1,400	71,931
Czech Republic International, 3.88%, 5/24/22	EUR	100	139,100

			538,326
Denmark — 0.2%
Denmark Government Bond:
4.00%, 11/15/19	DKK	700	123,348
1.50%, 11/15/23		500	83,997
4.50%, 11/15/39		270	71,955

			279,300
Europe — 0.6%
European Investment Bank:
1.75%, 6/17/19	USD	200	203,529
0.13%, 6/15/20	EUR	130	150,367
2.13%, 1/15/24		120	158,361
1.00%, 3/14/31		70	81,291
3.88%, 6/08/37	GBP	40	71,163
4.00%, 10/15/37	EUR	30	54,152
European Stability Mechanism, 1.85%, 12/01/55		20	25,049

			743,912

Foreign Agency Obligations		Par (000)	Value
Finland — 0.2%
Finland Government Bond (a):
3.50%, 4/15/21	EUR	100	$134,989
1.50%, 4/15/23		40	50,137
2.75%, 7/04/28		50	71,373

			256,499
France — 3.5%
Caisse d’Amortissement de la Dette Sociale:
1.25%, 3/12/18 (a)	USD	100	100,248
4.00%, 10/25/19	EUR	100	130,950
2.38%, 1/25/24		50	66,436
Caisse de Refinancement de l’Habitat SA, 2.50%, 3/29/21	CHF	100	119,666
Caisse Francaise de Financement Local, 4.25%, 2/07/19	EUR	100	127,902
France Government Bond OAT:
0.00%, 2/25/18 (d)		360	412,815
0.00%, 5/25/20 (d)		400	459,710
0.25%, 11/25/20		150	174,222
2.25%, 10/25/22		500	653,207
0.50%, 5/25/25		70	80,861
3.50%, 4/25/26		450	666,081
2.50%, 5/25/30		40	55,587
1.50%, 5/25/31		80	98,427
5.75%, 10/25/32		100	197,851
4.00%, 10/25/38		100	175,906
4.50%, 4/25/41		50	96,353
3.25%, 5/25/45		95	156,282
4.00%, 4/25/60		60	120,080
SNCF Reseau, 5.00%, 10/10/33		40	72,737
UNEDIC, 2.13%, 6/01/18		100	119,693

			4,085,014
Germany — 1.2%
Bundesrepublik Deutschland:
3.50%, 7/04/19		190	244,250
1.00%, 8/15/25		130	160,288
4.75%, 7/04/34		120	234,356
4.25%, 7/04/39		230	457,679
2.50%, 8/15/46		55	90,334
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/26		169	209,796
State of North Rhine-Westphalia, 1.00%, 1/16/25		60	71,785

			1,468,488
Greece — 0.8%
Hellenic Republic Government Bond:
4.75%, 4/17/19 (a)		31	30,974
3.00%, 2/24/23 (e)		65	53,578
3.00%, 2/24/24 (e)		65	52,486

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	8

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Greece (continued)
Hellenic Republic Government Bond (continued):
3.00%, 2/24/25 (e)	EUR	65	$51,377
3.00%, 2/24/26 (e)		65	50,200
3.00%, 2/24/27 (e)		65	48,943
3.00%, 2/24/28 (e)		65	47,874
3.00%, 2/24/29 (e)		65	46,860
3.00%, 2/24/30 (e)		65	45,964
3.00%, 2/24/31 (e)		65	45,305
3.00%, 2/24/32 (e)		65	44,537
3.00%, 2/24/33 (e)		65	43,461
3.00%, 2/24/34 (e)		65	42,621
3.00%, 2/24/35 (e)		65	42,516
3.00%, 2/24/36 (e)		65	41,786
3.00%, 2/24/37 (e)		65	41,174
3.00%, 2/24/38 (e)		65	41,616
3.00%, 2/24/39 (e)		65	41,548
3.00%, 2/24/40 (e)		65	41,670
3.00%, 2/24/41 (e)		65	41,487
3.00%, 2/24/42 (e)		65	41,630

			937,607
Hungary — 0.2%
Hungary Government Bond:
3.50%, 6/24/20	HUF	40,000	155,255
3.00%, 6/26/24		30,000	110,761

			266,016
Indonesia — 4.6%
Indonesia Government International Bond:
3.38%, 4/15/23	USD	350	341,930
4.75%, 1/08/26		200	209,821
4.75%, 1/08/26 (a)		1,000	1,049,107
5.95%, 1/08/46		284	314,756
Indonesia Treasury Bond:
7.88%, 4/15/19	IDR	2,000,000	152,101
8.38%, 3/15/24		5,131,000	400,632
9.00%, 3/15/29		3,666,000	293,377
8.75%, 5/15/31		565,000	44,648
6.63%, 5/15/33		2,226,000	142,256
8.38%, 3/15/34		7,189,000	547,736
8.25%, 5/15/36		23,388,000	1,772,373
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24	USD	200	200,000

			5,468,737
Ireland — 0.5%
Ireland Government Bond:
5.00%, 10/18/20	EUR	70	97,672
3.40%, 3/18/24		70	97,410
5.40%, 3/13/25		180	288,832
1.00%, 5/15/26		80	93,317

Foreign Agency Obligations		Par (000)	Value
Ireland (continued)
Ireland Government Bond (continued):
2.40%, 5/15/30	EUR	30	$39,787

			617,018
Israel — 0.5%
Israel Government Bond - Fixed:
2.25%, 5/31/19	ILS	850	242,899
3.75%, 3/31/24		500	154,543
1.75%, 8/31/25	EUR	200	52,792
5.50%, 1/31/42		100	39,068
Israel Government International Bond, 2.88%, 1/29/24		100	129,494

			618,796
Italy — 7.4%
Cassa Depositi e Prestiti SpA, 1.00%, 1/26/18		100	115,355
Italy Buoni Poliennali Del Tesoro:
2.25%, 4/22/17		189	221,138
0.75%, 1/15/18		130	149,940
3.50%, 12/01/18		335	416,419
0.70%, 5/01/20		425	493,473
3.75%, 3/01/21		80	106,081
1.35%, 4/15/22		100	118,932
4.50%, 5/01/23		100	143,022
2.35%, 9/15/24 (a)		228	302,574
5.00%, 3/01/25 (a)		430	649,780
2.00%, 12/01/25		2,016	2,457,225
5.25%, 11/01/29		150	245,462
3.50%, 3/01/30 (a)		40	55,950
1.65%, 3/01/32 (a)		150	168,627
1.25%, 9/15/32 (a)		1,040	1,258,038
4.00%, 2/01/37		130	195,126
5.00%, 9/01/40		30	51,538
4.75%, 9/01/44 (a)		100	170,776
3.25%, 9/01/46 (a)		40	54,302
2.70%, 3/01/47 (a)		1,117	1,356,176

			8,729,934
Japan — 11.9%
Japan Finance Organization for Municipalities, 1.50%, 9/12/17	USD	200	200,293
Japan Government Bond, 0.10%, 3/15/17	JPY	100,000	890,462
Japan Government Five Year Bond:
0.20%, 9/20/17		157,000	1,403,075
0.20%, 9/20/18		190,000	1,705,771
0.10%, 6/20/20		260,000	2,340,289
0.10%, 12/20/20		65,000	585,644
Japan Government Forty Year Bond:
2.40%, 3/20/48		6,500	88,585

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Japan (continued)
Japan Government Forty Year Bond (continued):
2.20%, 3/20/50	JPY	5,000	$66,492
1.70%, 3/20/54		18,000	218,535
Japan Government Ten Year Bond:
1.40%, 3/20/20		65,000	614,492
1.20%, 6/20/21		45,000	429,312
1.00%, 9/20/21		20,000	189,494
0.40%, 6/20/25		43,500	404,009
Japan Government Thirty Year Bond:
2.40%, 9/20/38		12,000	149,201
2.20%, 9/20/39		7,000	85,229
2.00%, 9/20/40		42,000	499,361
1.70%, 3/20/44		14,500	167,388
1.70%, 9/20/44		50,550	585,678
1.40%, 9/20/45		5,000	54,600
Japan Government Twenty Year Bond:
2.20%, 6/20/29		10,000	113,512
1.90%, 9/20/30		123,000	1,367,617
1.70%, 12/20/32		6,500	71,276
1.60%, 12/20/33		10,000	108,310
1.50%, 3/20/34		36,000	384,470
1.50%, 6/20/34		45,550	486,373
1.40%, 9/20/34		76,050	799,969
1.30%, 6/20/35		5,000	51,710

			14,061,147
Kazakhstan — 0.2%
Kazakhstan Government International Bond, 5.13%, 7/21/25	USD	200	205,950
Luxembourg — 0.1%
European Stability Mechanism, Series 43, 0.88%, 10/15/19	EUR	100	118,478
Luxembourg Government Bond, 2.13%, 7/10/23		30	39,733

			158,211
Malaysia — 1.1%
Malaysia Government Bond:
3.31%, 10/31/17	MYR	1,700	439,177
3.80%, 9/30/22		350	90,151
3.96%, 9/15/25		760	196,788
4.50%, 4/15/30		600	158,762
Malaysia Government Investment Issue:
3.58%, 5/15/20		1,000	255,137
4.44%, 5/22/24		700	184,938

			1,324,953

Foreign Agency Obligations		Par (000)	Value
Mexico — 4.7%
Mexican Bonos:
4.75%, 6/14/18	MXN	50	$291,022
8.00%, 6/11/20		35	223,783
6.50%, 6/09/22		36	215,343
8.00%, 12/07/23		100	658,408
10.00%, 12/05/24		198	1,474,174
5.75%, 3/05/26		77	438,982
8.50%, 5/31/29		60	41,551
7.75%, 5/29/31		106	691,776
8.50%, 11/18/38	EUR	35	245,251
7.75%, 11/13/42		89	580,049
Mexico Government International Bond:
2.38%, 4/09/21		100	118,834
4.00%, 10/02/23	USD	150	157,125
1.63%, 3/06/24	EUR	100	110,604
6.05%, 1/11/40	USD	100	117,250
4.60%, 1/23/46		200	195,000

			5,559,152
Netherlands — 0.5%
Netherlands Government Bond:
1.25%, 1/15/19 (a)	EUR	200	238,322
3.75%, 1/15/23		110	157,897
2.50%, 1/15/33 (a)		60	87,669
3.75%, 1/15/42 (a)		70	132,643

			616,531
New Zealand — 0.2%
New Zealand Government Bond:
6.00%, 5/15/21	NZD	140	113,972
3.00%, 9/20/30		77	60,734
2.50%, 9/20/35		76	55,384

			230,090
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23 (a)	NOK	600	78,050
Panama — 0.2%
Panama Government International Bond:
5.20%, 1/30/20	USD	150	165,375
6.70%, 1/26/36		50	63,750

			229,125
Peru — 0.2%
Peru Government Bond, 6.95%, 8/12/31	PEN	330	96,832
Peruvian Government International Bond, 8.75%, 11/21/33	USD	130	192,075

			288,907

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	10

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Philippines — 0.9%
Philippine Government Bond:
3.50%, 3/20/21	PHP	16,000	$347,147
3.63%, 9/09/25		5,000	108,295
3.63%, 3/21/33		8,500	170,311
Philippine Government International Bond:
4.00%, 1/15/21	USD	280	307,411
6.38%, 10/23/34		100	141,185

			1,074,349
Poland — 1.2%
Poland Government International Bond:
1.63%, 1/15/19	EUR	340	403,298
4.20%, 4/15/20		60	79,496
1.00%, 9/17/21	CHF	80	86,394
4.50%, 1/18/22	EUR	290	402,589
3.00%, 3/17/23	USD	100	100,250
5.25%, 1/20/25	EUR	170	258,004
0.88%, 5/10/27		70	74,109
2.38%, 1/18/36		30	34,606

			1,438,746
Portugal — 0.6%
Portugal Obrigacoes do Tesouro OT (a):
5.65%, 2/15/24		58	79,092
2.88%, 10/15/25		229	262,552
3.88%, 2/15/30		160	192,244
4.10%, 2/15/45		153	181,394

			715,282
Qatar — 0.2%
SoQ Sukuk AQSC, 3.24%, 1/18/23	USD	250	258,000
Romania — 0.4%
Romania Government Bond, 5.75%, 4/29/20	RON	600	173,647
Romanian Government International Bond:
4.63%, 9/18/20	EUR	80	106,216
6.75%, 2/07/22	USD	100	118,450
2.75%, 10/29/25	EUR	40	46,825

			445,138
Russia — 0.5%
Russian Federal Bond - OFZ:
7.60%, 4/14/21	RUB	18,000	253,181
8.15%, 2/03/27		24,370	344,231

			597,412

Foreign Agency Obligations		Par (000)	Value
Singapore — 0.1%
Singapore Government Bond, 2.75%, 7/01/23	SGD	160	$126,661
Slovenia — 1.5%
Slovenia Government Bond:
2.13%, 7/28/25	EUR	362	443,828
5.13%, 3/30/26		30	46,105
Slovenia Government International Bond:
4.13%, 2/18/19 (a)	USD	200	210,840
5.50%, 10/26/22 (a)		350	395,873
5.85%, 5/10/23		310	357,414
5.25%, 2/18/24		300	336,000

			1,790,060
South Africa — 1.1%
South Africa Government Bond:
8.00%, 12/21/18	ZAR	1,800	120,611
10.50%, 12/21/26		4,491	332,333
8.88%, 2/28/35		3,000	187,310
6.25%, 3/31/36		7,330	345,551
8.75%, 2/28/48		1,400	84,208
South Africa Government International Bond, 5.50%, 3/09/20	USD	250	264,713

			1,334,726
South Korea — 1.0%
Korea Treasury Bond:
2.75%, 6/10/17	KRW	210,000	186,344
2.75%, 9/10/19		400,000	364,328
3.38%, 9/10/23		230,000	224,369
2.25%, 6/10/25		200,000	181,645
4.00%, 12/10/31		140,000	157,478
3.00%, 12/10/42		60,000	64,356

			1,178,520
Spain — 3.4%
FADE - Fondo de Amortizacion del Deficit Electrico, 1.88%, 9/17/17	EUR	100	116,591
Instituto de Credito Oficial, 4.88%, 7/30/17		100	120,933
Spain Government Bond:
0.25%, 4/30/18		170	194,333
3.75%, 10/31/18		100	124,652
2.75%, 4/30/19		160	196,565
4.00%, 4/30/20 (a)		150	196,202
3.80%, 4/30/24 (a)		830	1,133,621
1.60%, 4/30/25 (a)		645	753,248
2.15%, 10/31/25 (a)		50	60,820
1.95%, 7/30/30 (a)		631	723,314
5.75%, 7/30/32		110	190,241
4.90%, 7/30/40 (a)		50	81,890

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	11

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Spain (continued)
Spain Government Bond (continued):
5.15%, 10/31/44 (a)	EUR	50	$86,314

			3,978,724
Supranational — 0.4%
Asian Development Bank, 0.75%, 7/28/17	USD	200	199,492
Inter-American Development Bank, 1.88%, 6/16/20		100	101,841
International Bank for Reconstruction & Development, 1.88%, 10/07/19		130	133,496

			434,829
Sweden — 0.4%
Kommuninvest I Sverige AB, 1.00%, 1/29/18 (a)		200	199,866
Sweden Government Bond:
3.50%, 6/01/22	SEK	1,100	163,111
1.00%, 11/12/26		360	45,133
Sweden Government International Bond, 1.00%, 10/05/18 (a)	USD	100	100,023

			508,133
Thailand — 1.0%
Thailand Government Bond:
5.13%, 3/13/18	THB	10,000	304,629
5.63%, 1/12/19		2,500	79,260
3.65%, 12/17/21		9,500	301,763
3.85%, 12/12/25		4,000	135,117
4.26%, 12/12/37		9,000	335,419

			1,156,188
Turkey — 1.3%
Hazine Mustesarligi Varlik Kiralama, 2.80%, 3/26/18	USD	200	198,546
Turkey Government Bond:
8.30%, 6/20/18	TRY	700	241,713
9.50%, 1/12/22		500	175,847
8.00%, 3/12/25		500	159,389
Turkey Government International Bond:
5.88%, 4/02/19	EUR	70	89,619
5.13%, 3/25/22	USD	200	210,238
5.75%, 3/22/24		200	216,920
4.25%, 4/14/26		200	194,712

			1,486,984
United Kingdom — 3.0%
Transport for London, 1.25%, 11/21/17	GBP	100	144,308

Foreign Agency Obligations		Par (000)		Value
United Kingdom (continued)
United Kingdom Gilt:
1.75%, 7/22/19	GBP	200		$297,917
1.50%, 1/22/21		180		266,567
1.75%, 9/07/22		200		300,097
5.00%, 3/07/25		270		508,518
4.75%, 12/07/30		140		275,954
4.50%, 9/07/34		160		314,928
4.75%, 12/07/38		30		62,631
4.25%, 9/07/39		150		294,855
3.25%, 1/22/44		165		283,735
3.50%, 1/22/45		75		135,269
4.25%, 12/07/49		60		127,907
3.75%, 7/22/52		80		159,986
4.25%, 12/07/55		70		157,453
4.00%, 1/22/60		20		44,171
3.50%, 7/22/68		60		123,284
United Kingdom Gilt Inflation Linked, 0.13%, 3/22/46		—	(f)	31

				3,497,611
Uruguay — 0.2%
Uruguay Government International Bond:
8.00%, 11/18/22	USD	100		124,625
5.10%, 6/18/50		50		46,500

				171,125
Total Foreign Agency Obligations – 66.2%				78,220,354

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (g)		2,100		171,549
iShares JP Morgan USD Emerging Markets Bond ETF (g)		6,665		735,483
SPDR Barclays High Yield Bond ETF		42,018		1,439,117
Total Investment Companies – 2.0%				2,346,149

Municipal Bonds		Par (000)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	USD	180		196,518
City of New York New York Water & Sewer System, Refunding RB, 5.00%, 6/15/47		160		184,752

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	12

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Municipal Bonds		Par (000)		Value
Port Authority of New York & New Jersey, RB, Consolidated, 168th Series, 4.93%, 10/01/51	USD	20		$22,915
University of California, RB, Series AQ, 4.77%, 5/15/2115		21		21,340
Total Municipal Bonds - 0.4%				425,525

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.8%
United Kingdom — 0.2%
Canary Wharf Finance II PLC, Series II, Class D2, 2.69%, 10/22/37 (b)	GBP	50		64,288
Logistics UK 2015 PLC, Series 2015-1X, Class E, 3.99%, 8/20/25 (b)		100		138,583

				202,871
United States — 0.6%
CFCRE Commercial Mortgage Trust 2016-C3, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)	USD	150		99,645
Commercial Mortgage Trust, 4.80%, 2/10/49 (b)		200		205,110
CSAIL 2015-C3 Commercial Mortgage Trust, Series 2015-C3, Class B, 4.11%, 8/15/48 (b)		250		250,826
Hilton USA Trust, Series 2013- HLT, 4.41%, 11/05/30		100		100,127
JPMBB Commercial Mortgage Securities Trust 2014-C24, Series 2014-C24, Class D, 3.93%, 11/15/47 (a)(b)		100		76,620

				732,328
Total Non-Agency Mortgage-Backed Securities - 0.8%				935,199

Other Interests — 0.3% (h)		Beneficial Interest (000)
United States — 0.3%
Stanley Martin, Class B Membership Units, (acquired 12/09/09, cost $240,152), 0.00%		—	(f)	318,750

Preferred Securities		Par (000)	Value
Capital Trusts
Netherlands — 0.0%
Rabobank Nederland, 5.50% (b)(c)	CHF	50	$55,759
United States — 0.1%
State Street Capital Trust IV (b)	USD	85	62,122
Total Preferred Securities - 0.1%			117,881

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.0%
Fannie Mae Mortgage-Backed Securities:
1.63%, 1/21/20		350	356,007
4.00%, 1/01/36 - 1/01/43		56	60,501
3.00%, 2/01/43 - 7/01/45		45	46,329
4.50%, 4/01/44		812	884,674
Federal Home Loan Bank:
2.00%, 9/14/18		300	308,062
3.00%, 5/12/46		260	265,657
Freddie Mac Mortgage-Backed Securities, 1.25%, 10/02/19		300	301,292
Ginnie Mae Mortgage-Backed Securities (i)		60	63,281
Tennessee Valley Authority, 2.88%, 9/15/24		60	63,092

			2,348,895
Mortgage-Backed Securities — 12.7%
Fannie Mae Mortgage-Backed Securities:
3.00%, 11/01/26 - 4/01/46 (i)		1,997	2,065,735
4.00%, 4/01/29 - 4/01/46 (i)		1,537	1,651,641
3.50%, 7/01/29 - 4/01/46 (i)		3,133	3,304,822
2.50%, 7/01/30		94	96,441
5.50%, 12/01/38 - 4/13/46 (i)		412	464,707
5.00%, 5/01/42 - 4/13/46 (i)		649	719,438
4.50%, 7/01/44 - 4/01/46 (i)		603	656,240
6.00%, 4/01/46 - 5/12/46 (i)		260	296,367
Freddie Mac Mortgage-Backed Securities (i):
3.50%, 5/01/26 - 4/01/46		995	1,046,461
3.00%, 5/01/27 - 4/01/46		632	650,704
2.50%, 11/01/30 - 4/01/31		435	446,862
4.00%, 8/01/40 - 4/01/46		480	512,093
4.50%, 4/13/46		250	271,558
Ginnie Mae Mortgage-Backed Securities (i):
3.00%, 11/20/45 - 4/20/46		583	604,809
3.50%, 11/20/45 - 4/01/46		925	978,929

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	13

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (i) (continued):
4.00%, 9/20/45 - 10/20/45	USD	712	762,089
4.00%, 4/01/46 - 4/20/46		200	213,817
4.50%, 10/20/44 - 11/20/44		311	334,395

			15,077,108
Total U.S. Government Sponsored Agency Securities - 14.7%			17,426,003

U.S. Treasury Obligations
United States — 15.2%
U.S. Treasury Bonds:
3.00%, 11/15/45		155	167,334
2.50%, 2/15/46		710	692,278
U.S. Treasury Inflation Indexed Bond, 0.63%, 1/15/26		2,467	2,579,416
U.S. Treasury Notes:
1.38%, 1/31/21		725	730,010
1.13%, 2/28/21		3,073	3,060,693
1.50%, 3/31/23		60	59,803
2.25%, 11/15/25		3,895	4,053,690
1.63%, 2/15/26		6,675	6,578,301
Total U.S. Treasury Obligations - 15.2%			17,921,525

Warrants — 0.0%		Shares
Venezuela — 0.0%
Republic of Venezuela Oil Obligations (Expires 4/15/20)		3,000	12,000
Total Long-Term Investments (Cost — $139,364,533) — 122.1%			144,255,572

Short-Term Securities — 1.8%
BlackRock Liquidity Funds,TempFund,Institutional Class, 0.41% (g)(j)		2,121,474	2,121,474
Total Short-Term Securities (Cost — $2,121,474) — 1.8%			2,121,474

			Value
Options Purchased (Cost — $202,510) — 0.1%			$ 121,590
Total Investments Before, Investments Sold Short, TBA Sale Commitments and Options Written (Cost — $141,688,517) — 124.0%			146,498,636

Investments Sold Short (Proceeds — $691,418) — (0.6)%		Par (000)
U.S. Treasury Note, 1.13%, 2/28/21	USD	700	(697,129)

TBA Sale Commitments (i)
Fannie Mae Mortgage-Backed Securities:
3.50%, 4/18/31		330	(348,483)
3.00%, 4/13/46		713	(731,382)
3.50%, 4/13/46		1,250	(1,310,596)
4.00%, 4/13/46		308	(329,079)
4.50%, 4/13/46		465	(505,978)
5.00%, 4/13/46		280	(309,750)
5.50%, 4/13/46		150	(168,209)
6.00%, 4/13/46		130	(148,265)
5.00%, 5/12/46		200	(221,031)
2.50%, 4/18/31		214	(219,684)
3.00%, 4/18/31		161	(168,170)
4.00%, 4/18/31		200	(208,382)
3.00%, 5/12/46		190	(194,498)
4.50%, 5/12/46		465	(505,397)
5.50%, 5/12/46		120	(134,380)
Freddie Mac Mortgage-Backed Securities, 3.00%, 4/13/46		260	(266,145)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/20/46		30	(31,076)
3.50%, 4/20/46		60	(63,412)
4.50%, 4/20/46		98	(105,212)
4.00%, 4/20/46		376	(401,923)
Total TBA Sale Commitments (Proceeds — $6,349,736) — (5.4)%			(6,371,052)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	14

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Value
Options Written (Premiums Received — $120,022) — (0.1)%	$(82,478)
Total Investments, Net of Investments Sold Short, TBA Sale Commitments and Options Written (Cost — $134,527,341*) — 117.9%	139,347,977
Liabilities in Excess of Other Assets — (17.9)%	(21,126,204)

Net Assets — 100.0%	$118,221,773

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$197,917,035

Gross unrealized appreciation	$5,758,533
Gross unrealized depreciation	(64,282,349)

Net unrealized depreciation	$(58,523,816)

Notes to Schedule of Investments

        *Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate as of period end.
(c)	Perpetual security with no stated maturity date.
(d)	Zero-coupon bond.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Amount is less than $500.
(g)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at March 31, 2016	Value at March 31, 2016	Income
BlackRock Liquidity Funds,TempFund, Institutional Class	3,593,818	—	(1,472,344)[1]	2,121,474	$2,121,474	$1,817
iShares iBoxx $ High Yield Corporate Bond ETF	—	2,100		2,100	$171,549	—
iShares JP Morgan USD Emerging Markets Bond ETF	—	6,665	—	6,665	$735,483	$1,098
Total						$2,915

    1 Represents net shares sold.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation(Depreciation)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$35,168	$104
Barclays Capital, Inc.	(325,263)	(423)
BNP Paribas Securities Corp.	26,724	134
Citigroup Global Markets, Inc.	(130,700)	(57)
Credit Suisse Securities (USA) LLC	215,343	(673)
Deutsche Bank Securities, Inc.	243,930	532
Goldman Sachs & Co.	(1,825,192)	(9,089)
J.P. Morgan Securities LLC	(207,350)	(1,087)
Morgan Stanley & Co. LLC	569,054	(1,267)
Nomura Securities International, Inc.	319,480	967
RBC Capital Markets, LLC	26,215	192
Wells Fargo Securities, LLC	460,758	2,006

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	15

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

(j)Current yield as of period end.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	0.33%	2/11/16	Open	$4,148,175	$4,150,076	U.S. Treasury Obligations	Open/Demand[1]
Citigroup Global Markets, Inc.	0.64%	3/10/16	4/13/16	5,889,000	5,890,885	U.S. Government Sponsored Agencies	Up to 30 Days
BNP Paribas Securities Corp.	0.29%	3/15/16	Open	722,190	722,289	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.20%	3/21/16	Open	1,856,250	1,856,363	U.S. Treasury Obligations	Open/Demand[1]
Citigroup Global Markets, Inc.	0.60%	3/23/16	4/13/16	3,180,000	3,180,477	U.S. Government Sponsored Agencies	Up to 30 Days
BNP Paribas Securities Corp.	0.05%	3/30/16	Open	6,574,875	6,574,893	U.S. Treasury Obligations	Open/Demand[1]
Total				$22,370,490	$22,374,983

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
24	10-Year Australian Treasury Bonds	June 2016	AUD	2,409,186	$17,208
(48)	3-Year Australian Treasury Bonds	June 2016	AUD	4,119,625	(2,919)
3	10-Year Japanese Government Treasury Bonds	June 2016	JPY	4,033,054	4,256
(69)	10-Year U.S. Treasury Note	June 2016	USD	8,996,953	(47,081)
13	10-Year U.S. Ultra Long Treasury Note	June 2016	USD	1,829,750	(6,520)
25	2-Year U.S. Treasury Note	June 2016	USD	5,468,750	615
(53)	5-Year U.S. Treasury Note	June 2016	USD	6,421,695	(67,134)
2	German Euro Bobl Futures	June 2016	EUR	298,357	(707)
(50)	German Euro BTP Futures	June 2016	EUR	8,000,573	(113,985)
(15)	German Euro-Bund Futures	June 2016	EUR	2,787,627	(8,878)
(1)	German Euro Buxl Futures	June 2016	EUR	191,782	(4,780)
1	German Euro OAT Futures	June 2016	EUR	180,061	2,423
13	German Euro Schatz Futures	June 2016	EUR	1,653,602	(3,191)
2	Long Gilt Future	June 2016	GBP	348,204	1,836
4	Long U.S. Treasury Bond	June 2016	USD	657,750	(3,413)
5	Ultra Long U.S. Treasury Bond	June 2016	USD	862,656	(8,315)
Total					$(240,585)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	989,099	USD	66,116	BNP Paribas S.A.	4/01/16	$1,376
ARS	388,309	USD	26,600	BNP Paribas S.A.	4/01/16	(103)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	16

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	560,459	USD	38,393	BNP Paribas S.A.	4/01/16	$(149)
EUR	400,000	USD	435,077	BNP Paribas S.A.	4/01/16	20,083
GBP	100,000	USD	139,571	Citibank N.A.	4/01/16	4,054
JPY	36,460,448	USD	320,000	Citibank N.A.	4/01/16	3,963
MXN	3,451,388	USD	190,000	Deutsche Bank AG	4/01/16	9,766
RUB	1,369,000	USD	20,214	BNP Paribas S.A.	4/01/16	162
RUB	19,087,500	USD	250,000	Deutsche Bank AG	4/01/16	34,104
RUB	16,332,300	USD	241,156	Deutsche Bank AG	4/01/16	1,938
RUB	16,652,835	USD	225,000	JPMorgan Chase Bank N.A.	4/01/16	22,865
RUB	16,279,091	USD	240,370	JPMorgan Chase Bank N.A.	4/01/16	1,932
USD	27,060	ARS	388,309	BNP Paribas S.A.	4/01/16	563
USD	39,056	ARS	560,459	BNP Paribas S.A.	4/01/16	813
USD	67,755	ARS	989,099	BNP Paribas S.A.	4/01/16	263
USD	353,660	GBP	250,000	JPMorgan Chase Bank N.A.	4/01/16	(5,403)
USD	190,000	MXN	3,415,110	Citibank N.A.	4/01/16	(7,666)
USD	20,000	RUB	1,369,000	BNP Paribas S.A.	4/01/16	(377)
USD	230,000	RUB	16,332,300	Deutsche Bank AG	4/01/16	(13,094)
USD	281,838	RUB	19,087,500	Deutsche Bank AG	4/01/16	(2,265)
USD	225,000	RUB	16,279,091	JPMorgan Chase Bank N.A.	4/01/16	(17,302)
USD	245,889	RUB	16,652,835	JPMorgan Chase Bank N.A.	4/01/16	(1,976)
USD	193,000	ZAR	3,105,582	JPMorgan Chase Bank N.A.	4/01/16	(17,352)
ZAR	3,030,004	USD	193,000	Bank of America N.A.	4/01/16	12,233
BRL	100,132	USD	26,802	BNP Paribas S.A.	4/04/16	1,046
BRL	107,824	USD	30,297	BNP Paribas S.A.	4/04/16	(310)
EUR	228,000	USD	254,408	Bank of America N.A.	4/04/16	5,033
MXN	6,812,681	USD	379,000	Goldman Sachs International	4/04/16	15,317
USD	26,802	BRL	107,824	BNP Paribas S.A.	4/04/16	(3,185)
USD	28,136	BRL	100,132	BNP Paribas S.A.	4/04/16	288
USD	247,422	EUR	228,000	Bank of America N.A.	4/04/16	(12,019)
USD	194,661	EUR	176,712	State Street Bank and Trust Co.	4/04/16	(6,420)
USD	227,400	MXN	3,960,294	Goldman Sachs International	4/04/16	(1,821)
USD	212,574	MXN	3,728,761	Goldman Sachs International	4/04/16	(3,246)
CAD	1,110,000	USD	853,518	JPMorgan Chase Bank N.A.	4/05/16	1,161
CHF	410,000	USD	412,350	UBS AG	4/05/16	14,064
CZK	1,064,000	USD	42,745	Deutsche Bank AG	4/05/16	2,017
EUR	8,550,000	USD	9,687,407	Deutsche Bank AG	4/05/16	41,942
EUR	1,380,000	USD	1,535,097	JPMorgan Chase Bank N.A.	4/05/16	35,254
GBP	1,450,000	USD	2,059,769	Deutsche Bank AG	4/05/16	22,799
GBP	620,000	USD	873,421	State Street Bank and Trust Co.	4/05/16	17,056
JPY	50,810,000	USD	454,374	Citibank N.A.	4/05/16	(2,893)
JPY	362,310,000	USD	3,213,421	Deutsche Bank AG	4/05/16	5,946
MXN	4,017,206	USD	231,000	BNP Paribas S.A.	4/05/16	1,490
MXN	11,060,000	USD	641,666	JPMorgan Chase Bank N.A.	4/05/16	(1,585)
NZD	166,000	USD	114,899	Deutsche Bank AG	4/05/16	(166)
PLN	3,483,000	USD	870,656	Deutsche Bank AG	4/05/16	62,802
SEK	189,311	USD	23,200	JPMorgan Chase Bank N.A.	4/05/16	120
USD	15,310	CAD	20,000	Goldman Sachs International	4/05/16	(90)
USD	804,667	CAD	1,090,000	UBS AG	4/05/16	(34,613)
USD	425,709	CHF	410,000	Deutsche Bank AG	4/05/16	(705)
USD	44,445	CZK	1,064,000	Deutsche Bank AG	4/05/16	(317)
USD	465,293	EUR	420,000	Barclays Bank PLC	4/05/16	(12,640)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	17

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	315,470	EUR	280,000	Barclays Bank PLC	4/05/16	$(3,152)
USD	11,216	EUR	10,000	Barclays Bank PLC	4/05/16	(163)
USD	10,900	EUR	10,000	Citibank N.A.	4/05/16	(480)
USD	32,941	EUR	30,000	Deutsche Bank AG	4/05/16	(1,197)
USD	22,673	EUR	20,000	Deutsche Bank AG	4/05/16	(86)
USD	597,598	EUR	550,000	JPMorgan Chase Bank N.A.	4/05/16	(28,266)
USD	11,034	EUR	10,000	JPMorgan Chase Bank N.A.	4/05/16	(346)
USD	266,594	EUR	240,000	JPMorgan Chase Bank N.A.	4/05/16	(6,510)
USD	270,821	EUR	240,000	JPMorgan Chase Bank N.A.	4/05/16	(2,283)
				Morgan Stanley & Co.
USD	6,221,072	EUR	5,720,000	International PLC	4/05/16	(287,919)
USD	685,865	EUR	630,000	UBS AG	4/05/16	(31,034)
USD	923,349	EUR	840,000	UBS AG	4/05/16	(32,517)
USD	1,025,520	EUR	930,000	UBS AG	4/05/16	(32,760)
USD	1,324,101	GBP	950,000	Barclays Bank PLC	4/05/16	(40,340)
USD	1,324,088	GBP	950,000	State Street Bank and Trust Co.	4/05/16	(40,353)
USD	244,956	GBP	170,000	UBS AG	4/05/16	793
USD	54,727	JPY	6,180,000	Deutsche Bank AG	4/05/16	(187)
USD	9,242	JPY	1,050,000	Deutsche Bank AG	4/05/16	(88)
USD	1,586	JPY	180,000	Deutsche Bank AG	4/05/16	(14)
USD	2,199	JPY	250,000	Deutsche Bank AG	4/05/16	(22)
USD	263	JPY	30,000	JPMorgan Chase Bank N.A.	4/05/16	(4)
USD	429,434	JPY	48,860,000	State Street Bank and Trust Co.	4/05/16	(4,720)
USD	3,168,216	JPY	356,570,000	UBS AG	4/05/16	(148)
USD	231,000	MXN	4,010,155	Goldman Sachs International	4/05/16	(1,082)
USD	606,462	MXN	11,000,000	UBS AG	4/05/16	(30,147)
USD	3,374	MXN	60,000	UBS AG	4/05/16	(98)
USD	109,226	NZD	166,000	Westpac Banking Corp.	4/05/16	(5,507)
USD	927,440	PLN	3,483,000	Barclays Bank PLC	4/05/16	(6,019)
USD	2,340	SEK	20,000	Citibank N.A.	4/05/16	(123)
USD	18,572	SEK	159,311	Deutsche Bank AG	4/05/16	(1,052)
USD	1,163	SEK	10,000	JPMorgan Chase Bank N.A.	4/05/16	(69)
USD	87,744	ZAR	1,380,000	Deutsche Bank AG	4/05/16	(5,710)
USD	210,820	ZAR	3,350,000	HSBC Bank USA N.A.	4/05/16	(16,043)
USD	23,498	ZAR	360,000	UBS AG	4/05/16	(881)
USD	205,009	ZAR	3,150,000	UBS AG	4/05/16	(8,310)
ZAR	5,090,000	USD	338,994	Barclays Bank PLC	4/05/16	5,702
MXN	13,044,061	USD	755,646	Citibank N.A.	4/06/16	(823)
USD	714,669	MXN	13,044,061	Bank of America N.A.	4/06/16	(40,154)
RUB	14,068,880	USD	194,000	Deutsche Bank AG	4/07/16	15,223
USD	194,000	RUB	13,902,040	Deutsche Bank AG	4/07/16	(12,742)
USD	3,774	ARS	54,912	BNP Paribas S.A.	4/08/16	44
USD	3,774	ARS	54,912	BNP Paribas S.A.	4/08/16	44
AUD	2,250,000	USD	1,719,574	BNP Paribas S.A.	4/11/16	4,624
CAD	397,921	USD	306,000	Citibank N.A.	4/11/16	396
USD	62,238	ARS	977,137	BNP Paribas S.A.	4/11/16	(3,911)
USD	1,124,865	AUD	1,500,000	UBS AG	4/11/16	(24,600)
USD	306,000	CAD	409,329	UBS AG	4/11/16	(9,180)
TRY	695,066	USD	244,000	BNP Paribas S.A.	4/13/16	1,824
CLP	124,102,134	USD	181,800	BNP Paribas S.A.	4/14/16	3,307
CLP	82,060,884	USD	121,200	Credit Suisse International	4/14/16	1,199

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	18

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	226,000	USD	249,777	Goldman Sachs International	4/14/16	$7,468
USD	212,100	CLP	145,135,788	Credit Suisse International	4/14/16	(4,380)
USD	90,900	CLP	62,160,147	Credit Suisse International	4/14/16	(1,816)
USD	245,121	EUR	226,000	UBS AG	4/14/16	(12,124)
RUB	9,475,230	USD	131,000	Deutsche Bank AG	4/15/16	9,583
				Morgan Stanley & Co.
USD	567,012	AUD	750,000	International PLC	4/15/16	(7,613)
USD	131,000	RUB	8,989,220	Deutsche Bank AG	4/15/16	(2,372)
JPY	21,404,414	USD	188,250	Deutsche Bank AG	4/18/16	2,021
JPY	42,563,669	USD	378,000	HSBC Bank USA N.A.	4/18/16	362
				Morgan Stanley & Co.
JPY	42,919,488	USD	378,000	International PLC	4/18/16	3,525
				Morgan Stanley & Co.
JPY	12,893,775	USD	114,175	International PLC	4/18/16	442
				Morgan Stanley & Co.
JPY	12,741,054	USD	112,825	International PLC	4/18/16	434
RUB	1,375,280	USD	20,000	BNP Paribas S.A.	4/18/16	387
RUB	16,507,730	USD	239,000	JPMorgan Chase Bank N.A.	4/18/16	5,711
USD	378,000	KRW	452,617,200	HSBC Bank USA N.A.	4/18/16	(16,967)
USD	378,000	KRW	448,591,500	JPMorgan Chase Bank N.A.	4/18/16	(13,454)
USD	227,000	KRW	271,469,300	JPMorgan Chase Bank N.A.	4/18/16	(9,892)
USD	129,500	RUB	8,963,990	Deutsche Bank AG	4/18/16	(3,383)
				Morgan Stanley & Co.
USD	280,000	ZAR	4,408,095	International PLC	4/18/16	(17,757)
USD	150,000	ZAR	2,404,632	Northern Trust Corp.	4/18/16	(12,427)
ZAR	2,392,266	USD	150,000	Bank of America N.A.	4/18/16	11,592
ZAR	2,010,495	USD	125,000	Northern Trust Corp.	4/18/16	10,804
ZAR	3,455,527	USD	225,000	Northern Trust Corp.	4/18/16	8,413
ZAR	3,468,202	USD	225,000	Northern Trust Corp.	4/18/16	9,269
ZAR	2,011,293	USD	125,000	Royal Bank of Scotland PLC	4/18/16	10,858
RUB	31,429,592	USD	460,000	BNP Paribas S.A.	4/21/16	5,510
USD	225,000	RUB	15,435,563	BNP Paribas S.A.	4/21/16	(3,619)
USD	225,000	RUB	15,318,000	JPMorgan Chase Bank N.A.	4/21/16	(1,878)
COP	479,440,500	USD	154,000	Credit Suisse International	4/22/16	5,713
EUR	2,250,000	USD	2,540,242	Goldman Sachs International	4/22/16	21,424
MXN	19,294,777	USD	1,113,548	Citibank N.A.	4/22/16	1,314
USD	154,000	COP	471,874,480	Credit Suisse International	4/22/16	(3,193)
USD	228,000	MXN	4,032,180	Goldman Sachs International	4/22/16	(4,981)
RUB	13,804,000	USD	203,000	Deutsche Bank AG	4/25/16	1,218
USD	203,000	RUB	14,226,240	JPMorgan Chase Bank N.A.	4/25/16	(7,464)
USD	199,000	ZAR	3,056,202	BNP Paribas S.A.	4/25/16	(7,155)
MXN	2,503,771	USD	144,000	BNP Paribas S.A.	4/28/16	594
USD	249,657	MXN	4,615,571	Citibank N.A.	4/28/16	(16,895)
USD	209,728	MXN	3,767,717	JPMorgan Chase Bank N.A.	4/28/16	(7,860)
USD	60,974	MXN	1,054,423	State Street Bank and Trust Co.	4/28/16	80
BRL	452,438	USD	123,600	Deutsche Bank AG	5/02/16	1,262
CAD	104,638	USD	80,139	Citibank N.A.	5/02/16	433
USD	75,000	CAD	104,638	BNP Paribas S.A.	5/02/16	(5,572)
USD	241,000	COP	729,989,000	Credit Suisse International	5/02/16	(2,101)
EUR	270,000	USD	303,111	Citibank N.A.	5/03/16	4,389
GBP	60,000	USD	86,252	Citibank N.A.	5/03/16	(69)
MXN	18,820,418	USD	1,030,000	HSBC Bank USA N.A.	5/03/16	56,422

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	19

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	6,101,122	USD	350,000	HSBC Bank USA N.A.	5/03/16	$2,192
USD	22,000	ARS	369,600	BNP Paribas S.A.	5/03/16	(2,415)
USD	491,215	EUR	450,000	BNP Paribas S.A.	5/03/16	(21,284)
USD	216,422	GBP	150,000	BNP Paribas S.A.	5/03/16	966
USD	225,000	MXN	3,924,923	HSBC Bank USA N.A.	5/03/16	(1,569)
				Morgan Stanley & Co.
USD	412,665	MXN	7,581,938	International PLC	5/04/16	(24,970)
CHF	410,000	USD	426,257	Deutsche Bank AG	5/06/16	730
CHF	966,414	USD	1,000,000	State Street Bank and Trust Co.	5/06/16	6,454
CZK	1,064,000	USD	44,485	Deutsche Bank AG	5/06/16	313
EUR	520,000	USD	592,748	Citibank N.A.	5/06/16	(474)
GBP	170,000	USD	244,972	UBS AG	5/06/16	(787)
JPY	9,330,000	USD	83,059	Citibank N.A.	5/06/16	(82)
JPY	356,570,000	USD	3,170,723	UBS AG	5/06/16	433
PLN	3,483,000	USD	927,039	Barclays Bank PLC	5/06/16	5,957
USD	853,550	CAD	1,110,000	JPMorgan Chase Bank N.A.	5/06/16	(1,158)
USD	1,000,000	CHF	967,983	State Street Bank and Trust Co.	5/06/16	(8,088)
USD	9,696,187	EUR	8,550,000	Deutsche Bank AG	5/06/16	(42,162)
USD	14,352	GBP	10,000	JPMorgan Chase Bank N.A.	5/06/16	(12)
				Morgan Stanley & Co.
USD	43,191	GBP	30,000	International PLC	5/06/16	100
USD	325,000	JPY	39,242,970	BNP Paribas S.A.	5/06/16	(24,007)
USD	639,852	MXN	11,060,000	JPMorgan Chase Bank N.A.	5/06/16	1,573
USD	114,715	NZD	166,000	Deutsche Bank AG	5/06/16	170
USD	23,226	SEK	189,311	JPMorgan Chase Bank N.A.	5/06/16	(120)
USD	336,919	ZAR	5,090,000	Barclays Bank PLC	5/06/16	(5,684)
USD	27,615	ARS	433,279	BNP Paribas S.A.	5/09/16	(852)
USD	7,300	ARS	112,274	BNP Paribas S.A.	5/11/16	(64)
EUR	510,708	USD	562,121	Barclays Bank PLC	5/13/16	19,692
EUR	265,000	USD	298,739	BNP Paribas S.A.	5/13/16	3,156
EUR	510,000	USD	560,681	BNP Paribas S.A.	5/13/16	20,325
EUR	90,000	USD	100,557	Citibank N.A.	5/13/16	1,974
EUR	240,000	USD	271,154	Deutsche Bank AG	5/13/16	2,260
EUR	510,000	USD	560,660	Deutsche Bank AG	5/13/16	20,346
GBP	190,000	USD	271,485	Barclays Bank PLC	5/13/16	1,433
GBP	250,000	USD	352,141	Barclays Bank PLC	5/13/16	6,962
GBP	190,000	USD	267,792	BNP Paribas S.A.	5/13/16	5,126
GBP	971,800	USD	1,401,914	HSBC Bank USA N.A.	5/13/16	(6,009)
INR	134,525,000	USD	1,953,602	HSBC Bank USA N.A.	5/13/16	65,990
MXN	14,415,000	USD	750,918	HSBC Bank USA N.A.	5/13/16	80,466
PHP	39,910,000	USD	832,325	Deutsche Bank AG	5/13/16	34,442
SEK	2,300,000	USD	272,864	JPMorgan Chase Bank N.A.	5/13/16	10,838
SEK	6,795,000	USD	810,380	UBS AG	5/13/16	27,775
USD	267,879	EUR	240,000	Barclays Bank PLC	5/13/16	(5,536)
USD	425,096	EUR	390,000	Barclays Bank PLC	5/13/16	(19,203)
USD	276,206	EUR	250,000	BNP Paribas S.A.	5/13/16	(8,601)
USD	554,418	EUR	510,000	Goldman Sachs International	5/13/16	(26,588)
USD	272,368	EUR	240,000	JPMorgan Chase Bank N.A.	5/13/16	(1,047)
USD	555,186	EUR	510,000	JPMorgan Chase Bank N.A.	5/13/16	(25,820)
USD	2,319,956	EUR	2,045,375	UBS AG	5/13/16	(10,192)
USD	557,401	GBP	401,132	Barclays Bank PLC	5/13/16	(18,790)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	20

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	296,682	GBP	205,000	BNP Paribas S.A.	5/13/16	$2,217
USD	367,290	MXN	7,100,000	Citibank N.A.	5/13/16	(42,202)
USD	380,010	MXN	7,315,000	Citibank N.A.	5/13/16	(41,883)
USD	271,556	SEK	2,275,000	Deutsche Bank AG	5/13/16	(9,062)
USD	1,084,147	SGD	1,510,000	Goldman Sachs International	5/13/16	(35,949)
USD	267,210	ZAR	4,200,000	Barclays Bank PLC	5/13/16	(15,097)
USD	253,795	ZAR	4,105,000	BNP Paribas S.A.	5/13/16	(22,126)
USD	256,422	ZAR	4,110,000	Citibank N.A.	5/13/16	(19,835)
USD	424,076	ZAR	6,600,000	Citibank N.A.	5/13/16	(19,549)
USD	64,775	ZAR	1,050,000	Citibank N.A.	5/13/16	(5,802)
USD	120,834	ZAR	1,950,000	Citibank N.A.	5/13/16	(10,237)
USD	141,469	ZAR	2,210,000	Citibank N.A.	5/13/16	(7,078)
USD	119,950	ZAR	1,950,000	Deutsche Bank AG	5/13/16	(11,121)
USD	94,302	ZAR	1,475,000	Deutsche Bank AG	5/13/16	(4,842)
ZAR	4,400,000	USD	275,318	Citibank N.A.	5/13/16	20,431
ZAR	4,400,000	USD	285,198	Citibank N.A.	5/13/16	10,551
ZAR	6,225,000	USD	388,699	Deutsche Bank AG	5/13/16	29,720
ZAR	4,200,000	USD	273,642	Deutsche Bank AG	5/13/16	8,664
ZAR	2,200,000	USD	139,516	Deutsche Bank AG	5/13/16	8,359
ZAR	6,225,000	USD	389,206	Royal Bank of Scotland PLC	5/13/16	29,213
USD	428,474	MXN	7,479,760	Citibank N.A.	5/23/16	(2,541)
USD	27,518	ARS	446,610	BNP Paribas S.A.	5/26/16	(1,405)
USD	208,187	MXN	3,615,987	Bank of America N.A.	5/26/16	(126)
USD	66,116	ARS	1,039,347	BNP Paribas S.A.	6/01/16	(853)
USD	751,456	MXN	13,044,061	Citibank N.A.	6/06/16	727
USD	538,653	MXN	9,387,040	JPMorgan Chase Bank N.A.	6/06/16	(1,602)
CLP	30,450,000	USD	43,901	Goldman Sachs International	6/15/16	1,266
COP	128,055,000	USD	39,395	BNP Paribas S.A.	6/15/16	2,972
COP	128,055,000	USD	39,227	Credit Suisse International	6/15/16	3,141
EUR	260,000	USD	293,984	Citibank N.A.	6/15/16	2,520
EUR	258,000	USD	292,778	Goldman Sachs International	6/15/16	1,444
EUR	255,000	USD	283,482	HSBC Bank USA N.A.	6/15/16	7,319
EUR	405,000	USD	458,029	JPMorgan Chase Bank N.A.	6/15/16	3,832
EUR	500,000	USD	561,112	Northern Trust Company	6/15/16	9,087
JPY	31,385,200	USD	280,000	Bank of America N.A.	6/15/16	(564)
JPY	31,712,800	USD	280,000	Bank of America N.A.	6/15/16	2,353
JPY	31,628,730	USD	285,000	Bank of America N.A.	6/15/16	(3,396)
KRW	126,190,000	USD	102,331	Deutsche Bank AG	6/15/16	7,621
KRW	122,190,000	USD	106,933	HSBC Bank USA N.A.	6/15/16	(466)
MXN	1,043,170	USD	60,000	Goldman Sachs International	6/15/16	(8)
MXN	5,160,375	USD	297,000	JPMorgan Chase Bank N.A.	6/15/16	(231)
USD	45,900	ARS	716,040	BNP Paribas S.A.	6/15/16	183
USD	62,238	ARS	966,556	BNP Paribas S.A.	6/15/16	527
USD	1,650,762	EUR	1,471,000	Citibank N.A.	6/15/16	(26,762)
USD	138,865	EUR	125,000	Goldman Sachs International	6/15/16	(3,685)
USD	138,687	EUR	125,000	HSBC Bank USA N.A.	6/15/16	(3,863)
USD	762,198	JPY	86,436,606	Royal Bank of Scotland PLC	6/15/16	(7,385)
USD	51,157	RUB	3,715,000	Citibank N.A.	6/15/16	(3,151)
USD	93,086	RUB	6,745,000	Deutsche Bank AG	6/15/16	(5,516)
USD	41,684	RUB	3,030,000	Deutsche Bank AG	6/15/16	(2,610)
USD	138,183	RUB	10,010,000	JPMorgan Chase Bank N.A.	6/15/16	(8,148)
USD	18,942	ARS	291,707	BNP Paribas S.A.	6/16/16	328

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	21

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,548,151	IDR	20,528,480,000	Citibank N.A.	6/16/16	$1,940
USD	101,143	IDR	1,345,001,844	Deutsche Bank AG	6/16/16	(163)
USD	544,699	IDR	7,242,317,618	Deutsche Bank AG	6/16/16	(794)
USD	273,862	IDR	3,631,416,100	Deutsche Bank AG	6/16/16	343
USD	36,000	ARS	568,080	BNP Paribas S.A.	6/22/16	(131)
USD	200,773	EUR	176,712	Morgan Stanley & Co. International PLC	6/22/16	(797)
USD	141,118	EUR	123,669	Morgan Stanley & Co. International PLC	6/22/16	52
Total						$(534,886)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Call	4/15/16	USD	207.00	58	$7,192

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.36%	Receive	3-Month LIBOR	8/24/16	USD	1,750	$12,342
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.00%	Pay	6-Month LIBOR	9/06/16	USD	9,330	25,276
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.48%	Pay	6-Month LIBOR	9/06/16	USD	9,330	4,290
Total									$41,908

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	BNP Paribas Securities Corp.	04/22/2016	TRY	2.90	USD	241	$1,047
USD Currency	Call	BNP Paribas Securities Corp.	04/22/2016	TRY	2.95	USD	402	722
USD Currency	Call	Goldman Sachs International	04/26/2016	BRL	3.75	USD	206	2,173
USD Currency	Call	Goldman Sachs International	04/28/2016	ZAR	17.00	USD	325	243
USD Currency	Call	Deutsche Bank AG	04/29/2016	JPY	115.00	USD	2,745	9,212
USD Currency	Call	Goldman Sachs International	05/13/2016	BRL	3.85	USD	265	2,746
USD Currency	Call	Deutsche Bank AG	05/19/2016	KRW	1,165.00	USD	347	2,870
USD Currency	Call	Deutsche Bank AG	05/24/2016	JPY	115.00	USD	2,745	15,298
USD Currency	Call	Deutsche Bank AG	12/15/2016	CNH	6.75	USD	596	9,727
EUR Currency	Put	Deutsche Bank AG	04/01/2016	USD	1.05	EUR	679	—
EUR Currency	Put	HSBC Bank USA N.A.	04/01/2016	USD	1.09	EUR	452	—
USD Currency	Put	Goldman Sachs International	04/15/2016	MXN	18.00	USD	399	19,875

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	22

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Put	Deutsche Bank AG	05/17/2016	RUB	82.00	EUR	100	$8,577
Total								$72,490

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.86%	Pay	3-Month LIBOR	8/24/16	USD	1,750	$(22,088)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.24%	Pay	3-Month LIBOR	9/06/16	USD	18,660	(21,881)
Total									$(43,969)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Goldman Sachs International	04/15/2016	MXN	19.00	USD	399	$(2)
USD Currency	Call	Deutsche Bank AG	04/29/2016	JPY	118.00	USD	2,745	(1,990)
USD Currency	Call	Deutsche Bank AG	05/24/2016	JPY	118.00	USD	4,120	(7,264)
USD Currency	Call	Deutsche Bank AG	12/15/2016	CNH	7.10	USD	596	(5,543)
EUR Currency	Put	HSBC Bank USA N.A.	04/01/2016	USD	1.05	EUR	679	—
USD Currency	Put	Goldman Sachs International	04/26/2016	BRL	3.55	USD	206	(2,871)
USD Currency	Put	Goldman Sachs International	04/28/2016	ZAR	15.50	USD	325	(15,530)
EUR Currency	Put	Deutsche Bank AG	05/17/2016	RUB	77.00	EUR	144	(5,309)
Total								$(38,509)

Centrally Cleared Credit Default Swaps - Sell Protection

Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Dow Jones CDX North America High Yield, Series 25, Version 1	5.00%	12/20/20	B+	USD	8,310	$168,013
Markit iTraxx XO, Series 24, Version 1	5.00%	12/20/20	B+	EUR	525	9
Markit iTraxx Finsr, Series 25, Version 1	1.00%	6/20/21	A	EUR	1,628	(1,341)
Markit iTraxx XO, Series 25, Version 1	5.00%	6/20/21	B+	EUR	123	182
Total						$166,863

        1 Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

        2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.17%[1]	3-Month CDOR	N/A	12/10/20	CAD	1,720	$12,978
1.53%[2]	3-Month STIBOR	N/A	12/09/25	SEK	13,960	(69,995)
0.94%[1]	6-Month EURIBOR	N/A	12/09/25	EUR	410	18,884
0.94%[1]	6-Month EURIBOR	N/A	12/09/25	EUR	410	19,019

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	23

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.94%[1]	6-Month EURIBOR	N/A	12/09/25	EUR	650	$30,332
Total						$11,218

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps - Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Abu Dhabi (Emirate of)	1.00%	Barclays Capital, Inc.	12/20/20	USD	54	$(311)	$73	$(384)
Abu Dhabi (Emirate of)	1.00%	Barclays Capital, Inc.	12/20/20	USD	55	(316)	270	(586)
Abu Dhabi (Emirate of)	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	60	(345)	348	(693)
Brazil Federative (Republic of)	1.00%	Barclays Capital, Inc.	6/20/21	USD	252	(29,581)	(28,785)	(796)
Caterpillar Inc.	1.00%	BNP Paribas Securities Corp.	6/20/21	USD	250	(1,436)	(987)	(449)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	41	413	529	(116)
Halliburton Co.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	300	2,913	—	2,913
HSBC Holdings PLC	1.00%	BNP Paribas Securities Corp.	6/20/21	EUR	300	1,181	848	333
Malaysia (Federation of)	1.00%	Barclays Capital, Inc.	6/20/21	USD	1,250	32,653	38,242	(5,589)
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	6/20/21	USD	78	947	798	149
Republic of Indonesia	1.00%	Barclays Capital, Inc.	6/20/21	USD	3,000	(142,065)	(164,919)	22,854
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	1,250	3,467	10,034	(6,567)
Republic of South Africa	1.00%	Barclays Capital, Inc.	6/20/21	USD	475	45,582	49,972	(4,390)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	263	25,238	28,001	(2,763)
Republic of South Africa	1.00%	BNP Paribas Securities Corp.	6/20/21	USD	195	18,713	22,332	(3,619)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/21	USD	245	23,511	28,065	(4,554)
Republic of South Africa	1.00%	Barclays Capital, Inc.	6/20/21	USD	760	72,932	87,729	(14,797)
Republic of South Africa	1.00%	BNP Paribas Securities Corp.	6/20/21	USD	230	22,072	25,534	(3,462)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	565	54,219	62,073	(7,854)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/21	USD	395	37,905	43,893	(5,988)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	8	768	878	(110)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	24

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps - Buy Protection (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Chartered Bank	1.00%	BNP Paribas Securities Corp.	6/20/21	EUR	13	$403	$714	$(311)
Time Warner Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	125	(1,879)	(1,679)	(200)
Twenty-First Century Fox, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	70	(2,009)	(1,939)	(70)
Valero Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	60	1,429	1,331	99
Western Union Co.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	75	1,935	2,154	(220)
Total						$168,339	$205,509	$(37,170)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.24%[1]	6-Month BUBOR	Goldman Sachs International	6/15/16[3]	6/15/19	HUF	107,830	$(3,565)	—	$(3,565)
1.68%[1]	6-Month BUBOR	JPMorgan Chase Bank N.A.	9/15/15	9/15/18	HUF	545,000	(36,453)	—	(36,453)
1.74%[1]	6-Month WIBOR	Goldman Sachs International	3/23/15	3/23/18	PLN	1,087	(1,100)	—	(1,100)
1.76%[1]	6-Month WIBOR	JPMorgan Chase Bank N.A.	3/23/15	3/23/18	PLN	978	(1,053)	—	(1,053)
1.78%[1]	6-Month WIBOR	Barclays Capital, Inc.	1/07/16	1/07/19	PLN	2,000	(3,076)	—	(3,076)
1.81%[1]	6-Month WIBOR	Bank of America N.A.	3/09/15	3/09/18	PLN	9,226	(12,546)	—	(12,546)
1.83%[1]	6-Month BUBOR	Goldman Sachs International	7/27/15	7/27/18	HUF	446,870	(34,273)	—	(34,273)
1.84%[1]	6-Month WIBOR	Morgan Stanley Bank, NA	3/09/15	3/09/18	PLN	6,694	(10,121)	—	(10,121)
1.85%[1]	6-Month WIBOR	JPMorgan Chase Bank N.A.	9/15/15	9/15/18	PLN	9,500	(18,963)	—	(18,963)
1.86%[1]	6-Month BUBOR	Citibank N.A.	7/27/15	7/27/18	HUF	94,520	(7,447)	—	(7,447)
1.91%[1]	6-Month BUBOR	Citibank N.A.	6/26/15	6/26/18	HUF	2,955	(241)	—	(241)
13.61%[2]	1-day BZDIOVER	Citibank N.A.	3/22/16	1/04/21	BRL	3,976	(5,729)	$16	(5,745)
5.96%[2]	28-day MXIBTIIE	Citibank N.A.	2/12/16	1/30/26	MXN	10,628	(4,505)	—	(4,505)
2.30%[1]	6-Month WIBOR	BNP Paribas Securities Corp.	6/15/16[3]	6/15/26	PLN	515	(866)	—	(866)
2.31%[1]	6-Month WIBOR	Goldman Sachs International	6/15/16[3]	6/15/26	PLN	1,015	(1,828)	—	(1,828)
2.31%[1]	6-Month WIBOR	Goldman Sachs International	6/15/16[3]	6/15/26	PLN	20	(36)	—	(36)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	25

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.32%[1]	6-Month WIBOR	Citibank N.A.	6/15/16[3]	6/15/26	PLN	780	$(1,686)	—	$(1,686)
2.32%[1]	6-Month WIBOR	Citibank N.A.	6/15/16[3]	6/15/26	PLN	780	(1,742)	—	(1,742)
2.33%[1]	6-Month WIBOR	Barclays Capital, Inc.	6/15/16[3]	6/15/26	PLN	395	(901)	—	(901)
2.34%[1]	6-Month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/26	PLN	810	(2,140)	—	(2,140)
2.34%[1]	6-Month WIBOR	Barclays Capital, Inc.	6/15/16[3]	6/15/26	PLN	605	(1,598)	—	(1,598)
2.34%[1]	6-Month WIBOR	Citibank N.A.	6/15/16[3]	6/15/26	PLN	450	(1,189)	—	(1,189)
2.35%[1]	6-Month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/26	PLN	1,155	(3,190)	—	(3,190)
2.38%[1]	6-Month WIBOR	Barclays Capital, Inc.	6/15/16[3]	6/15/26	PLN	795	(2,864)	—	(2,864)
1.51%[2]	3-Month LIBOR	Citibank N.A.	3/17/1[6]	3/17/18	KRW	2,500	4	—	4
1.41%[2]	6-Month WIBOR	UBS AG	6/15/16[3]	6/15/18	PLN	3,315	(2,257)	—	(2,257)
1.41%[2]	6-Month WIBOR	Goldman Sachs International	6/15/16[3]	6/15/18	PLN	5,200	(3,404)	—	(3,404)
1.40%[2]	6-Month WIBOR	BNP Paribas Securities Corp.	6/15/16[3]	6/15/18	PLN	2,625	(1,855)	—	(1,855)
1.45%[2]	6-Month WIBOR	Citibank N.A.	6/15/16[3]	6/15/18	PLN	3,900	(1,739)	—	(1,739)
1.51%[2]	6-Month WIBOR	Barclays Capital, Inc.	6/15/16[3]	6/15/18	PLN	4,040	(536)	—	(536)
1.45%[2]	6-Month WIBOR	Citibank N.A.	6/15/16[3]	6/15/18	PLN	3,900	(1,841)	—	(1,841)
1.46%[2]	6-Month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/18	PLN	4,935	(2,071)	—	(2,071)
1.48%[2]	6-Month WIBOR	Barclays Capital, Inc.	6/15/16[3]	6/15/18	PLN	2,015	(635)	—	(635)
2.61%[2]	6-Month WIBOR	JPMorgan Chase Bank N.A.	9/15/15	9/15/25	PLN	910	9,538	—	9,538
1.44%[2]	6-Month WIBOR	JPMorgan Chase Bank N.A.	6/15/15	6/15/18	PLN	6,135	(3,055)	—	(3,055)
1.47%[2]	6-Month WIBOR	Barclays Capital, Inc.	6/15/15	6/15/18	PLN	2,665	(979)	—	(979)
1.51%[2]	6-Month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/18	PLN	2,090	(332)	—	(332)
1.51%[2]	6-Month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/18	PLN	4,180	(500)	—	(500)
2.36%[1]	6-Month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/26	PLN	815	(2,545)	—	(2,545)
2.36%[1]	6-Month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/26	PLN	405	(1,264)	—	(1,264)
2.32%[1]	6-Month BUBOR	JPMorgan Chase Bank N.A.	9/21/16[3]	9/21/26	HUF	203,560	(12,339)	—	(12,339)
2.25%[1]	6-Month WIBOR	Deutsche Bank AG	6/19/15	6/19/18	PLN	5,555	(23,462)	—	(23,462)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	26

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.60%[2]	1-day BZDIOVER	Citibank N.A.	3/23/16	1/04/21	BRL	1,254	$(1,948)	$25	$(1,973)
13.71%[2]	1-day BZDIOVER Colombia Overnight Interbank	JPMorgan Chase Bank N.A.	3/18/16	1/04/21	BRL	3,955	(1,102)	—	(1,102)
6.44%[2]	Reference Rate Colombia Overnight Interbank	Credit Suisse International	2/23/16	5/23/16	COP	5,926,981	142	—	142
6.64%[2]	Reference Rate	Credit Suisse International	2/22/16	8/22/16	COP	3,975,414	467	—	467
2.31%[1]	6-Month WIBOR	UBS AG	6/15/163	6/15/26	PLN	630	(1,135)	—	(1,135)
6.23%[2]	28-day MXIBTIIE	Citibank N.A.	3/07/16	2/23/26	MXN	8,344	6,015	—	6,015
6.24%[2]	28-day MXIBTIIE	Goldman Sachs International	3/07/16	2/23/26	MXN	9,731	7,663	—	7,663
3.02%[2]	6-Month WIBOR	Deutsche Bank AG	6/19/15	6/19/25	PLN	1,850	36,894	—	36,894
Total							$(159,388)	$41	$(159,429)

1 Fund pays the fixed rate and receives the floating rate.

2 Fund pays the floating rate and receives the fixed rate.

3 Forward swap.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil CETIP – Interbank Rate
CAD	Canadian Dollar
CDOR	Canadian Dollar Offered Rate
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
JSC	Joint Stock Company

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	27

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

KRW	South Korean Won
MXN	Mexican Peso
MXIBTIIE	Mexico Interbank TIIE 28 Day
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
PCL	Public Company Limited
PEN	Peruvian Sol
PHP	Philippine Peso
PJSC	Public Joint Stock Company
PLN	Polish Zloty
RB	Revenue Bonds
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
SPDR	Standard & Poor’s Depository Receipts
STIBOR	Stockholm Interbank Offered Rate
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

 •Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

 •Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

 •Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	28

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	—	$162,522	—	$162,522
Common Stocks	$4,591	—	—	4,591
Corporate Bonds	—	26,365,073	—	26,365,073
Foreign Agency Obligations	—	78,220,354	—	78,220,354
Investment Companies	2,346,149	—	—	2,346,149
Municipal Bonds	—	425,525	—	425,525
Non-Agency Mortgage-Backed Securities	—	935,199	—	935,199
Other Interests	—	—	$318,750	318,750
Preferred Securities	—	117,881	—	117,881
U.S. Government
Sponsored Agency
Securities	—	17,426,003	—	17,426,003
U.S. Treasury Obligations	—	17,921,525	—	17,921,525
Warrants	—	12,000	—	12,000
Short-Term Securities	2,121,474	—	—	2,121,474
Options Purchased	7,192	114,398	—	121,590
Liabilities:
Investments:
Investments Sold Short	—	(697,128)	—	(697,128)
TBA Sale Commitments	—	(6,371,052)	—	(6,371,052)

Total	$ 4,479,406	$ 134,632,300	$ 318,750	$ 139,430,456

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$194,552	—	$194,552
Foreign currency exchange contracts	—	1,027,317	—	1,027,317
Interest rate contracts	$26,338	141,936	—	168,274
Liabilities:
Credit contracts	—	(64,859)	—	(64,859)
Foreign currency exchange contracts	—	(1,562,203)	—	(1,562,203)
Interest rate contracts	(266,923)	(372,625)	—	(639,548)

Total	$(240,585)	$(635,882)	—	$(876,467)

[1]	Derivative financial instruments are swaps, futures contracts, forward foreign currency contracts and options written. Swaps, futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	29

Schedule of Investments (concluded)	BlackRock Strategic Global Bond Fund, Inc.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$81,156	—	—	$81,156
Foreign currency at value	2,828,737	—	—	2,828,737
Cash pledged for financial futures contracts	845,578	—	—	845,578
Liabilities:
Reverse repurchase agreements	—	$(22,374,983)	—	(22,374,983)

Total	$3,755,471	$(22,374,983)	—	$(18,619,512)

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2016	30

Item 2 – Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: May 23, 2016